CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY ONLY - Condensed balance sheets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 1,265,845	$ 1,480,528
Due from related parties	$ 30,666	$ 28,667
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Other current assets	$ 74,965	$ 2,592,048
Total Current Assets	6,878,578	12,712,574
Total Assets	12,415,761	21,247,962
Current Liabilities
Accrued expenses and other liabilities	1,489,693	791,780
Total Liabilities	9,128,449	6,424,204
Commitments and Contingencies
Shareholders' Equity
Ordinary Share (par value $0.0096 per share, 1,000,000,000 shares authorized; 1,534,487 shares issued and outstanding at December 31, 2025 and 2024, respectively)	14,731	14,731
Additional paid-in capital	41,564,418	41,564,418
Accumulated deficits	(35,480,426)	(23,458,777)
Accumulated other comprehensive loss	(3,709,544)	(4,194,747)
Total Shareholders' Equity	3,287,312	14,823,758	$ 42,360,111	$ 45,436,625
Total Liabilities and Shareholders' Equity	12,415,761	21,247,962
Reportable entity | Parent Company
Current Assets
Cash and cash equivalents	170,657	73,436
Due from related parties	$ 30,666	$ 57,661
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Other current assets	$ 22,370	$ 193,422
Total Current Assets	223,693	324,519
Amounts due from subsidiaries	$ 34,022,356	$ 34,909,475
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total Assets	$ 34,246,049	$ 35,233,994
Current Liabilities
Accrued expenses and other liabilities	986,734	361,961
Deficits in investments in subsidiaries	29,972,003	20,048,275
Total Liabilities	30,958,737	20,410,236
Commitments and Contingencies
Shareholders' Equity
Ordinary Share (par value $0.0096 per share, 1,000,000,000 shares authorized; 1,534,487 shares issued and outstanding at December 31, 2025 and 2024, respectively)	14,731	14,731
Additional paid-in capital	41,564,418	41,564,418
Accumulated deficits	(34,582,293)	(22,560,644)
Accumulated other comprehensive loss	(3,709,544)	(4,194,747)
Total Shareholders' Equity	3,287,312	14,823,758
Total Liabilities and Shareholders' Equity	$ 34,246,049	$ 35,233,994